Other Operating Income	12 Months Ended
Dec. 31, 2025
Other Operating Income [Abstract]
Other operating income
14.	Other operating income
The amounts of $1,900,000 and $885,443 included within “Other operating income” for the years ended December 31, 2024 and 2025, respectively, in the consolidated statement of comprehensive income related to collections of claims in connection with repairs undertaken in prior years.